LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Operating lease incremental borrowing rate percent	5.875%
Operating lease incremental borrowing margin rate percent	1.50%
Operating lease weighted average discount rate percent	7.375%	7.375%
Operating lease right of use asset	$ 154,254	$ 325,153
Operating lease expense	$ 172,603	$ 171,339	$ 170,349